UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2018

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.6%
Alabama - 6.4%
County of Jefferson, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, (Step bond, 0.000% until 10/1/23, 7.900%)	0.000%	10/1/50	$11,020,000	$9,370,086
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	1,750,000	1,907,115
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	4,880,000	5,516,889
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	8,250,000	9,561,997
Lower Alabama Gas District, Series A	5.000%	9/1/46	3,990,000	4,482,486
Southeast Alabama Gas Supply District, Project #1, Series A	4.000%	4/1/24	2,000,000	2,086,000	(a)

Total Alabama				32,924,573

Arizona - 2.8%
Industrial Development Authority of the City of Phoenix, AZ, Refunding, Basis School Inc.	5.000%	7/1/45	7,000,000	7,003,430	(b)
La Paz County, AZ, Industrial Development Authority:
Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	750,000	781,537	(b)
Charter School Solutions, Harmony Public School Project	5.000%	2/15/46	3,000,000	3,086,460	(b)
Navajo Nation, AZ, Refunding, Series A	5.500%	12/1/30	850,000	935,612	(b)
Tempe, AZ, Industrial Development Authority:
Mirabella at ASU Inc. Project, Series A	6.000%	10/1/37	1,200,000	1,285,404	(b)
Mirabella at ASU Inc. Project, Series A	6.125%	10/1/47	1,400,000	1,505,840	(b)

Total Arizona				14,598,283

California - 8.2%
California Municipal Finance Authority:
Senior Lien, Linux Apartment Project	5.000%	12/31/43	1,000,000	1,070,320	(c)
Senior Lien, Linux Apartment Project	5.000%	12/31/47	750,000	800,272	(c)
California Pollution Control Financing Authority, Industrial Revenue	5.000%	11/21/45	7,500,000	7,729,650	(b)(c)
California School Finance Authority:
KIPP LA Project, Series A	5.000%	7/1/34	600,000	642,666
KIPP LA Project, Series A	5.125%	7/1/44	750,000	796,245
California Statewide Communities Development Authority:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	3,055,000	3,210,805	(b)
Provident Group-Pomona Properties LLC	5.750%	1/15/45	2,230,000	2,341,344	(b)
Golden State Tobacco Securitization Corp., Refunding, Series A-1	5.000%	6/1/47	1,000,000	978,080
Inland Valley, CA, Development Agency, Refunding, Series A	5.000%	9/1/44	2,140,000	2,285,113
Morongo Band of Mission Indians, Tribal Economic Development, Series A	5.000%	10/1/42	250,000	254,293	(b)
M-S-R Energy Authority, CA, Gas Revenue, Series B	7.000%	11/1/34	14,000,000	19,149,480
River Islands, CA, Public Financing Authority, Refunding, Community Facilities District No. 2003-1	5.500%	9/1/45	2,740,000	2,898,372

Total California				42,156,640

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 5.0%
Arista Metropolitan District, CO., Refunding and Improvements, Convertible Unlimited & Special Revenue, GO	5.125%	12/1/48	$1,000,000	$1,002,910
Clear Creek Station Metropolitan District #2, Subordinate, Series B, GO	7.375%	12/15/47	500,000	494,865
Colliers Hill Metropolitan District #2:
Senior Bonds, Series A, GO	6.250%	12/1/37	750,000	744,998
Senior Bonds, Series A, GO	6.500%	12/1/47	1,250,000	1,238,625
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	527,890
Dominion, CO, Water & Sanitation District Revenue	6.000%	12/1/46	3,000,000	3,144,840
Leyden Rock, CO, Metropolitan District #10, Series A, GO	5.000%	12/1/45	1,250,000	1,238,950
North Range, CO, Metropolitan District #2:
Refunding, Series A, GO	5.625%	12/1/37	500,000	491,085
Subordinate, Series B, GO	7.750%	12/15/47	1,000,000	981,660
Public Authority for Colorado Energy Revenue	6.500%	11/15/38	11,550,000	15,199,338
Solaris, CO, Metropolitan District #3, Refunding, Series A, GO	5.000%	12/1/36	850,000	869,184

Total Colorado				25,934,345

Connecticut - 0.2%
State of Connecticut Special Tax Revenue, Transportation Infrastructure	5.000%	1/1/37	1,000,000	1,080,820

Delaware - 1.8%
Delaware State Economic Development Authority, Indian River Power LLC	5.375%	10/1/45	9,000,000	9,341,640

District of Columbia - 1.3%
District of Columbia:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,221,611
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,287,100
Ingleside Rock Creek Project	5.000%	7/1/42	300,000	297,513
KIPP Charter School	6.000%	7/1/33	1,000,000	1,159,830	(d)
KIPP Charter School	6.000%	7/1/43	1,450,000	1,681,754	(d)

Total District of Columbia				6,647,808

Florida - 1.1%
Capital Trust Agency, Inc., Elim Senior Housing Inc.	5.875%	8/1/52	250,000	242,660	(b)
Florida Development Finance Corp.:
Renaissance Charter School Inc. Project	6.000%	6/15/35	1,200,000	1,239,576	(b)
Renaissance Charter School Inc. Project	6.125%	6/15/46	990,000	1,007,949	(b)
Palm Beach County, FL, Health Facilities Authority:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	796,185
Sinai Residences Boca Raton Project	7.500%	6/1/49	1,600,000	1,807,616
Reunion, FL, East Community Development District:
Series 1	6.600%	5/1/33	360,000	364,540
Series A-2	7.375%	5/1/33	355,000	3	*(e)

Total Florida				5,458,529

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hawaii - 1.6%
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co. and Subsidary Project	6.500%	7/1/39	$8,000,000	$8,213,360

Illinois - 7.0%
Chicago, IL, Board of Education:
Dedicated, Series H, GO	5.000%	12/1/46	750,000	751,598
Refunding, Dedicated Series G, GO	5.000%	12/1/34	100,000	101,381
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,057,590	(c)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,054,050	(c)
Chicago, IL, Transit Authority Revenue, Second Lien	5.000%	12/1/51	4,000,000	4,150,560
City of Chicago, IL:
Refunding, Series 2005D, GO	5.500%	1/1/37	3,500,000	3,688,265
Refunding, Series A, GO	6.000%	1/1/38	1,250,000	1,389,462
Refunding, Series C, GO	5.000%	1/1/25	1,000,000	1,068,170
Series 2002B, GO	5.500%	1/1/37	2,000,000	2,107,580
City of Chicago, IL, Motor Fuel Tax Revenue, Refunding, AGM	5.000%	1/1/32	1,050,000	1,102,490
Illinois Development Finance Authority, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,210,057
Illinois Finance Authority:
Franciscan Communities Inc., Series A	5.125%	5/15/43	2,700,000	2,762,937
Park Place of Elmhurst Project	2.000%	5/15/55	2,525,250	125,707	*(e)
Illinois State:
GO	5.000%	1/1/41	5,000,000	5,023,550
Refunding, GO	5.000%	2/1/26	2,500,000	2,599,925
Refunding, Series A, GO	5.000%	10/1/29	2,900,000	2,979,779
Series D, GO	5.000%	11/1/26	500,000	520,040
Illinois State University, Refunding, Auxiliary Facilities System, Series A, AGM	5.000%	4/1/37	200,000	214,256
Metropolitan Pier & Exposition Authority:
CAB, McCormick Place Expansion Project	0.000%	12/15/52	2,800,000	448,560
McCormick Place Expansion Project	5.000%	6/15/57	1,150,000	1,183,890
Refunding, McCormick Project, Series B2	5.000%	6/15/50	300,000	300,261
Refunding, McCormick Project, Series B2	5.200%	6/15/50	40,000	40,158
Refunding, McCormick Project, Series B2	5.250%	6/15/50	180,000	180,848

Total Illinois				36,061,114

Indiana - 2.3%
City of Valparaiso, IN, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,149,200	(c)
Indiana Finance Authority, Educational Facilities, Marian University Project	6.375%	9/15/41	10,000,000	10,592,700

Total Indiana				11,741,900

Kentucky - 2.8%
Kentucky Economic Development Finance Authority, Owensboro Medical Health Systems, Series A	6.375%	6/1/40	11,500,000	12,248,995	(d)
Kentucky Public Energy Authority, Gas Supply, Series B	4.000%	1/1/25	2,000,000	2,102,520	(a)

Total Kentucky				14,351,515

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 0.2%
Louisiana PFA, Provident Group, Flagship Properties	5.000%	7/1/42	$1,000,000	$1,063,520

Maryland - 1.9%
Maryland Health & Higher Educational Facilities Authority, Mercy Medical Center	6.250%	7/1/31	9,000,000	9,687,960

Massachusetts - 3.9%
Massachusetts Development Finance Agency:
Prerefunded, Tufts Medical Center Inc., Series I	6.875%	1/1/41	2,400,000	2,635,200	(d)
Refunding, Newbridge Charles Inc.	5.000%	10/1/37	1,000,000	1,037,090	(b)
Refunding, Newbridge Charles Inc.	5.000%	10/1/47	250,000	256,315	(b)
Unrefunded, Suffolk University	5.750%	7/1/39	4,600,000	4,684,456
Unrefunded, Tufts Medical Center Inc., Series I	6.875%	1/1/41	1,600,000	1,743,296
Massachusetts Health & Educational Facilities Authority, Massachusetts Eye & Ear Infirmary, Series C	5.375%	7/1/35	9,000,000	9,461,070	(d)

Total Massachusetts				19,817,427

Michigan - 2.0%
Detroit, MI, Final Recovery, Series B1, GO	4.000%	4/1/44	3,150,000	2,668,869
Michigan Finance Authority:
Refunding, Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	1,355,000	1,371,748	(b)
Refunding, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	400,000	394,676	(b)
Refunding, Senior Lien, Great Lakes Water Authority	5.000%	7/1/33	1,130,000	1,215,744
Senior Lien, Great Lakes Water Authority	5.000%	7/1/44	1,180,000	1,248,228
Michigan Strategic Fund:
Refunding, Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	1,023,510
Refunding, Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	1,024,060
Saline, MI, Economic Development Corp., Evangelical Homes of Michigan Project	5.500%	6/1/47	1,235,000	1,264,714

Total Michigan				10,211,549

Missouri - 1.7%
Health & Educational Facilities Authority of the State of Missouri:
Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,108,360
Lutheran Senior Services	5.000%	2/1/44	2,450,000	2,541,287
Kansas City, MO, Industrial Development Authority, Refunding, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	1,000,000	923,460	(b)
St. Louis County, MO, Industrial Development Authority, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,220,140

Total Missouri				8,793,247

Nebraska - 2.3%
Central Plains Energy Project, NE, Refunding, Project #3, Series A	5.000%	9/1/42	10,660,000	11,832,920

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - 0.7%
State of Nevada Department of Business & Industry:
Somerset Academy, Series A	5.000%	12/15/35	$1,295,000	$1,306,513	(b)
Somerset Academy, Series A	5.125%	12/15/45	2,015,000	2,026,223	(b)

Total Nevada				3,332,736

New Jersey - 6.4%
Gloucester County, NJ, Pollution Control Financing Authority, Refunding, Keystone Urban Renewal	5.000%	12/1/24	2,000,000	2,118,020	(c)
New Jersey Economic Development Authority:
Newark Downtown District Management Corp.	5.125%	6/15/27	370,000	370,151
Provident Group - Rowan Properties LLC	5.000%	1/1/48	2,000,000	2,069,520
Refunding, Port Newark Container Terminal LLC Project	5.000%	10/1/37	400,000	419,028	(c)
Refunding, School Facilities Construction, (SIFMA Municipal Swap Index Yield + 1.600%)	3.210%	3/1/28	17,500,000	17,332,525	(f)
New Jersey Health Care Facilities Financing Authority, Refunding, Hackensack Meridian Health	5.000%	7/1/38	300,000	332,895
New Jersey Higher Education Student Assistance Authority, Subordinate, Series 1B	5.000%	12/1/44	2,780,000	2,866,597	(c)
New Jersey Transportation Trust Fund Authority:
Refunding, Highway Reimbursement	5.000%	6/15/31	1,700,000	1,843,157
Transportation System, Series D	5.000%	6/15/32	4,625,000	4,878,774
Tobacco Settlement Financing Corp., Refunding, Series A	5.000%	6/1/46	500,000	517,295

Total New Jersey				32,747,962

New Mexico - 0.2%
Otero County, NM:
COP, Jail Project Revenue	9.000%	4/1/23	500,000	482,680
COP, Jail Project Revenue	9.000%	4/1/28	500,000	465,130

Total New Mexico				947,810

New York - 6.4%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	21,870,000	22,987,120	(d)
Nassau County Industrial Development Agency, Amsterdam at Harborside, Series C	2.000%	1/1/49	568,226	96,598	*(e)
New York City, NY, Industrial Development Agency, Amboy Properties Corp. Project	6.750%	6/1/20	865,000	862,751
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	1,300,000	1,354,522	(c)
Port Authority of New York & New Jersey, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	7,508,270

Total New York				32,809,261

North Carolina - 0.3%
North Carolina Turnpike Authority, Refunding, Series A	5.000%	7/1/51	1,600,000	1,699,200

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 1.8%
Indian Creek Local School District, Series A, GO	5.000%	11/1/55	$2,335,000	$2,509,915
Ohio Water Development Authority, Refunding, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	5,115,500
State of Ohio, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,726,890	(c)

Total Ohio				9,352,305

Oklahoma - 2.1%
Payne County, OK, Economic Development Authority, Epworth Living at The Ranch	6.250%	11/1/31	860,000	387,000	*(e)
Tulsa County, OK, Industrial Authority:
Montereau Inc. Project, Series A	7.125%	11/1/30	1,000,000	1,070,460	(d)
Montereau Inc. Project, Series A	7.250%	11/1/40	7,000,000	7,506,030	(d)
Refunding, Montereau Inc. Project	5.250%	11/15/37	500,000	541,385
Refunding, Montereau Inc. Project	5.250%	11/15/45	1,000,000	1,076,700

Total Oklahoma				10,581,575

Oregon - 0.3%
Clackamas County, OR, Hospital Facility Authority, Refunding, Senior Living, Willamette View Project	5.000%	11/15/47	1,250,000	1,314,925

Pennsylvania - 3.6%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Bonds	5.000%	6/1/33	550,000	605,352
Lackawanna County, PA, Series B, GO, AGC	6.000%	9/15/34	4,000,000	4,122,680
Pennsylvania Higher Educational Facilities Authority, Shippensburg University	6.000%	10/1/31	3,500,000	3,856,650	(d)
Pennsylvania State Economic Development Financing Authority:
Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,426,262
Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,166,800
Philadelphia, PA, Authority for Industrial Development:
Discovery Charter School Project	6.250%	4/1/42	635,000	637,851
Performing Arts Charter School Project	6.000%	6/15/23	2,565,000	2,653,929	(b)

Total Pennsylvania				18,469,524

Puerto Rico - 0.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien, Series A	5.250%	7/1/42	920,000	853,300

Rhode Island - 0.0%
Central Falls, RI, Detention Facility Corp., Refunding	7.250%	7/15/35	980,000	176,400	*(e)

Texas - 20.4%
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,600,000	1,750,272
Central Texas Regional Mobility Authority:
CAB	0.000%	1/1/36	2,800,000	1,326,556
CAB	0.000%	1/1/38	2,000,000	847,640
CAB	0.000%	1/1/40	2,200,000	841,984

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Clifton, TX, Higher Education Finance Corp.:
Uplift Education, Series A	6.000%	12/1/30	$1,120,000	$1,204,874	(d)
Uplift Education, Series A	6.125%	12/1/40	4,000,000	4,313,240	(d)
Dallas Love Field, TX:
Airport Modernization Corp.	5.000%	11/1/33	110,000	120,459	(c)
Airport Modernization Corp.	5.000%	11/1/36	110,000	119,742	(c)
Grand Parkway Transportation Corp., Convertible CAB, Series B (Step bond, 0.000% until 10/1/28; 5.500%)	0.000%	10/1/35	4,000,000	3,703,800
Gulf Coast Industrial Development Authority, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,040,220	(c)
Houston, TX, Airport System:
Refunding, Special Facilities, United Airlines	6.500%	7/15/30	6,500,000	6,991,335	(c)
Refunding, Special Facilities, United Airlines	6.625%	7/15/38	5,000,000	5,380,550	(c)
Series B1	5.000%	7/15/35	7,500,000	7,905,150	(c)
Mission Economic Development Corp., Refunding, Senior Lien, Natural Gas Revenue	4.625%	10/1/31	400,000	399,788	(b)(c)
New Hope Cultural Education Facilities Finance Corp.:
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	500,000	533,375
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	650,000	667,439
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	650,000	692,945
Collegiate Housing College Station LLC, Texas A&M University Project, AGM	5.000%	4/1/46	500,000	532,620
MRC Senior Living, Langford Project	5.500%	11/15/46	750,000	741,525
MRC Senior Living, Langford Project	5.500%	11/15/52	1,125,000	1,102,916
North Texas Tollway Authority, Unrefunded, 1st Tier, Series A	6.250%	1/1/39	375,000	377,400
Tarrant County, TX, Cultural Education Facilities Finance Corp.:
Buckner Senior Living Ventana Project	6.750%	11/15/47	1,000,000	1,085,640
Refunding, Buckner Retirement Services Inc. Project	5.000%	11/15/37	1,000,000	1,056,540
Refunding, Buckner Retirement Services Inc. Project	5.000%	11/15/46	1,200,000	1,255,008
Texas Midwest Public Facility Corp., Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	1,150,000	*(e)
Texas Municipal Gas Acquisition & Supply Corp I, Senior Lien, Series D	6.250%	12/15/26	6,500,000	7,417,020
Texas Private Activity Bond Surface Transportation Corp.:
Senior Lien, LBJ Infrastructure Group LLC	7.000%	6/30/40	16,460,000	17,532,040
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	26,000,000	27,188,200
Texas State Public Finance Authority Charter School Finance Corp.:
Cosmos Foundation Inc., Series A	6.000%	2/15/30	1,000,000	1,047,500	(d)
Cosmos Foundation Inc., Series A	6.200%	2/15/40	4,000,000	4,200,080	(d)
Willacy County, TX, Jail Public Facilities Corp.	7.500%	11/1/25	465,000	416,273
Woodloch Health Facilities Development Corp.:
Inspired Living Lewsville Project	6.750%	12/1/51	900,000	916,731	(b)
Subordinate, Inspired Living Lewsville Project	10.000%	12/1/51	150,000	154,234

Total Texas				105,013,096

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - 1.3%
Virgin Islands Public Finance Authority:
Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	$2,200,000	$2,229,700
Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	4,475,000	4,535,412

Total U.S. Virgin Islands				6,765,112

Utah - 0.4%
Utah Charter School Finance Authority, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	801,900
Utah Infrastructure Agency, Series A	5.375%	10/15/40	1,150,000	1,261,631

Total Utah				2,063,531

Virginia - 0.5%
Washington County, VA, Industrial Development Authority, Mountain States Health Alliance, Series C	7.750%	7/1/38	2,500,000	2,523,700	(d)

Washington - 0.1%
Washington State Housing Finance Commission:
Heron’s Key, Series A	6.500%	7/1/30	350,000	372,683	(b)
Heron’s Key, Series A	6.750%	7/1/35	350,000	372,495	(b)

Total Washington				745,178

Wisconsin - 1.4%
Public Finance Authority:
American Dream @ Meadowlands Project	7.000%	12/1/50	750,000	845,528	(b)
Bancroft Neurohealth Project	5.125%	6/1/48	3,000,000	3,013,890	(b)
Refunding, Church Home of Hartford Inc.	5.000%	9/1/38	1,250,000	1,266,937	(b)
Wisconsin Health & Educational Facilities Authority Revenue, Aurora Health Care Inc., Series A	5.625%	4/15/39	2,000,000	2,100,040	(d)

Total Wisconsin				7,226,395

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $479,036,236)				506,539,160

SHORT-TERM INVESTMENTS - 0.2%
MUNICIPAL BONDS - 0.2%
Florida - 0.1%
Liberty County, FL, Georgia Pacific Corp. Project	1.770%	10/1/28	400,000	400,000	(b)(g)(h)

New York - 0.1%
New York City, NY, Subordinated Series H-5, GO, LOC - Dexia Credit Local	1.580%	3/1/34	200,000	200,000	(g)(h)
New York State Housing Finance Agency, 363 West 30th Street, Series A	1.670%	11/1/32	400,000	400,000	(g)(h)

Total New York				600,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,000,000)				1,000,000

TOTAL INVESTMENTS - 98.8% (Cost - $480,036,236)				507,539,160
Other Assets in Excess of Liabilities - 1.2%				6,285,177

TOTAL NET ASSETS - 100.0%				$513,824,337

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	The coupon payment on these securities is currently in default as of October 31, 2018.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
GO	— General Obligation
LOC	— Letter of Credit
PFA	— Public Facilities Authority
SIFMA	— Securities Industry and Financial Markets Association

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$506,539,160	—	$506,539,160
Short-Term Investments†	—	1,000,000	—	1,000,000

Total Investments	—	$507,539,160	—	$507,539,160

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 20, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 20, 2018